RELATED PARTY TRANSACTIONS	6 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE－16 RELATED PARTY TRANSACTIONS

In the ordinary course of business, during the six- month period ended December 31, 2023 and 2024, our Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the period as presented (for the portion of such period that they were considered related):

	As of June 30,	As of December 31,
Nature of transactions	2024	2024
	S$	S$
		(unaudited)
Premium Rich Engineering Pte. Ltd.(1)
Amount due from you (non-trade)	-	30,283
Amount due to you (non-trade)	40,602	-
Advance paid from you (trade)	15,565	-

LRS-Premium Pte. Ltd. (2)
Amount due to you (non-trade)	813,724	1,215,169
Deposit paid	-	778,000

Hing Fatt Building & Material Pte. Ltd. (3)
Amount due from you (trade)	31,975	-
Amount due to you (non-trade)	-	19,980

Team General Construction Pte. Ltd. (4)
Amount due from you (trade)	39,502	-

	For the six-month period ended December 31,
Nature of transactions	2023	2024
	S$	S$
	(unaudited)	(unaudited)
Premium Rich Engineering Pte. Ltd.(1)
Sales during the period	117,679	96,758
Direct cost charged by you		47,931

LRS-Premium Pte. Ltd. (2)
Rental charged by you	574,998	574,998
Expense charged by you	172,168	256,371

Hing Fatt Building & Material Pte. Ltd. (3)
Sales during the period	27,186	27,851
Rental charged to you	1,350	-
Expense charged to you	90	10,842

Team General Construction Pte. Ltd. (4)
Sales during the period	58,910	52,501
Rental income charged to you	-	132,000

(1)	100% shares held by our Company’s Chief Executive Officer, Mr Gao
(2)	60% shares held by Mr Gao
(3)	100% shares held by Mr Gao
(4)	60% shares held by our Company’s Chief Executive Officer, Mr Gao via Premium Rich Engineering Pte. Ltd.

Apart from the transactions and balances detailed elsewhere in these accompanying financial statements, our Company has no other significant or material related party transactions during the years presented.